Regulatory Matters, Commitments, Contingencies and Environmental Matters (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Guarantor Obligations, Current Carrying Value		$ 600
Debt instrument interest rate		4.50%
Lease Expiration Date		Dec. 31, 2058
Rental expense under operating lease		$ 159	$ 151	$ 60
Operating Leases, Rent Expense, Sublease Rentals		(26)	(24)	(4)
Operating Leases, Rent Expense, Contingent Rentals		$ 24	22	$ 6
Site Contingency, Number of Sites Needing Remediation		51
Environmental Costs Recognized, Recovery Credited to Expense		$ 19
Payments for Environmental Liabilities		48	41
FGT
Proceeds from Legal Settlements	$ 100
Loss Contingency, Damages Awarded, Value	$ 19	1
AmeriGas [Member]
Business Combination, Contingent Consideration, Liability		$ 1,550
Southern Union [Member]
Percentage Of Recovery		50.00%
Loss Contingency, Estimated Recovery from Third Party		150000
SUGS [Member]
Environmental Expense and Liabilities		$ 1
Related To Deductibles [Member]
Loss Contingency Accrual, at Carrying Value		37	$ 46
Final Judgement [Member]
Gain Contingency, Unrecorded Amount		536
Disgorgement [Member]
Gain Contingency, Unrecorded Amount		595
Expense Reimbursement [Member]
Gain Contingency, Unrecorded Amount		$ 1
MTBE Sites [Member]
Site Contingency, Number of Sites Needing Remediation		19
Compensatory Damages [Member]
Gain Contingency, Unrecorded Amount		$ 319